Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000031758
Account Value [Line Items]
Line Graph and Table Measure Name			Causeway International Value Fund, Institutional Class
Accumulated Value		$ 1,000,000		$ 1,028,006	$ 1,249,144	$ 1,253,230	$ 1,152,846	$ 1,062,572	$ 1,462,039	$ 1,120,109	$ 1,593,516	$ 1,973,934	$ 2,335,498
C000031757
Account Value [Line Items]
Line Graph and Table Measure Name			Causeway International Value Fund, Investor Class
Accumulated Value		10,000		10,256	12,432	12,459	11,430	10,509	14,432	11,034	15,655	19,343	22,835
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1],[2]		MSCI EAFE Index (USD) (NR)
Accumulated Value		1,000,000		1,065,169	1,268,660	1,303,384	1,285,929	1,292,289	1,624,800	1,216,471	1,528,455	1,906,987	2,192,816
MSCI EAFE Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]		MSCI EAFE Index (USD) (NR)
Accumulated Value		$ 10,000		$ 10,652	$ 12,687	$ 13,034	$ 12,859	$ 12,923	$ 16,248	$ 12,165	$ 15,285	$ 19,070	$ 21,928

[1]	EAFE – Europe, Australasia, and the Far East
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	EAFE – Europe, Australasia, and the Far East
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).